Summary of Significant Accounting Policies (Schedule of Earnings Per Share) (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Net loss	$ (1,407,758)	$ (1,441,000)	$ (1,840,331)	$ (14,960,000)	$ (1,324,000)	$ (1,717,000)	$ (1,567,000)	$ (1,551,000)	$ (1,546,000)	$ (5,089,781)	$ (18,123,516)	$ (19,565,426)	$ (6,382,433)
Preferred stock beneficial conversion charge	(492,910)		0							(2,961,723)	0
Undeclared cumulative preferred dividends	(95,304)		0							(194,901)	0
Preferred dividends paid in cash or stock												0	0
Net loss attributable to common stockholders	$ (1,995,972)		$ (1,840,331)							$ (8,246,405)	$ (18,123,516)	$ (19,565,426)	$ (6,382,433)
Weighted average shares issued and outstanding	60,057,846		58,995,821							60,032,189	45,342,320	48,850,513	37,760,628
Basic and diluted net loss per share to common stockholders	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.38)	$ (0.03)	$ (0.05)	$ (0.04)	$ (0.04)	$ (0.04)	$ (0.14)	$ (0.40)	$ (0.40)	$ (0.17)